Revenue Recognition (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 6,900
Reserve description	As of June 30, 2022, we maintain a reserve for breakage of $0.02 million for the fulfillment of our obligation to students whose contracts expired during our COVID-19 60-day operational hiatus during Q2 2020
Reserve for breakage	$ 20